Estimates and Judgments	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Estimates and Judgments [Text Block]
5.	Estimates and Judgments

The preparation of financial statements in conformity with U.S GAAP requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenue, and expenses. The estimates and the associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

In preparing these unaudited interim consolidated financial statements, the significant judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those applied to the consolidated financial statements for the year ended August 31, 2017.

4.	Estimates and Judgments

The preparation of financial statements in conformity with U.S GAAP requires us to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Some of the Company’s accounting policies require us to make subjective judgments, often as a result of the need to make estimates of matters that are inherently uncertain. These accounting policies involve critical accounting estimates because they are particularly dependent on estimates and assumptions made by management about matters that are highly uncertain at the time the accounting estimates are made. Although we have used our best estimates based on facts and circumstances available to us at the time, different estimates reasonably could have been used. Changes in the accounting estimates used by the Company are reasonably likely to occur from time to time, which may have a material effect on the presentation of financial condition and results of operations.

The Company reviews these estimates, judgments and assumptions periodically and reflect the effects of revisions in the period in which they are deemed to be necessary. We believe that these estimates are reasonable; however, actual results could differ from these estimates

Significant accounting estimates and assumptions are used for, but not limited to:

a)	The Valuation of Deferred Tax Assets

Judgement is required in determining whether deferred tax assets are recognized on the balance sheet. The recognition of deferred tax assets requires management to assess the likelihood that the Company will generate taxable income in future periods to utilize the deferred tax assets. Due to the Company’s history of losses, deferred tax assets have not be recognized by Lexaria.

b)	Convertible Debenture

The Company entered into a convertible debenture agreement on March 8, 2016 (Note 10) and evaluated the terms of the various conversion options to assess if separate accounting is required for such embedded features, which are adjusted to fair value through earnings at each reporting period. The Company determined that the embedded features within the debenture do not meet the net settlement provision characteristic of a derivative and as a result, did not apply the bifurcation requirements for such conversion options.

c)	Revenue Recognition of Licenses

Pursuant to the license agreement for the Company’s lipid infusion technology (the “Technology”) (Note 9), the licensee acquired territorial licenses for an upfront fee. The Company is also required to provide support services in connection with the licensee’s use of the Technology over the term of the license. As the support services will not be sold on a stand-alone basis, the Company is unable to establish VSOE of their fair value to be able to allocate the proceeds objectively to such services and the license. Accordingly, the up-front fee is being recognized ratably over the term of the license, which is initially for two years.

d)	Value of Stock Options

The Company provides compensation benefits to its employees, directors, officers, and consultants, through a stock option plan. The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model. Expected volatility assumptions used in the model is based on the historical volatility of the Company’s share price. The Company uses historical data to estimate the period of option exercises for use in the valuation model. The risk-free interest rate for the expected term of the option is based on the yields of government bonds. Changes in these assumptions, especially the share price volatility and the expected life determination could have a material impact on the Company’s profit and loss for the periods presented. All estimates used in the model are based on historical data which may not be representative of future results.

4.	Estimates and Judgments

The preparation of financial statements in conformity with U.S GAAP requires us to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Some of the Company’s accounting policies require us to make subjective judgments, often as a result of the need to make estimates of matters that are inherently uncertain. These accounting policies involve critical accounting estimates because they are particularly dependent on estimates and assumptions made by management about matters that are highly uncertain at the time the accounting estimates are made. Although we have used our best estimates based on facts and circumstances available to us at the time, different estimates reasonably could have been used. Changes in the accounting estimates used by the Company are reasonably likely to occur from time to time, which may have a material effect on the presentation of financial condition and results of operations.

The Company reviews these estimates, judgments and assumptions periodically and reflect the effects of revisions in the period in which they are deemed to be necessary. We believe that these estimates are reasonable; however, actual results could differ from these estimates

Significant accounting estimates and assumptions are used for, but not limited to:

	a)	The Valuation of Deferred Tax Assets

Judgement is required in determining whether deferred tax assets are recognized on the balance sheet. The recognition of deferred tax assets requires management to assess the likelihood that the Company will generate taxable income in future periods to utilize the deferred tax assets. Due to the Company’s history of losses, deferred tax assets have not be recognized by Lexaria.

	b)	Convertible Debenture

The Company entered into a convertible debenture agreement on March 8, 2016 (Note 10) and evaluated the terms of the various conversion options to assess if separate accounting is required for such embedded features, which are adjusted to fair value through earnings at each reporting period. The Company determined that the embedded features within the debenture do not meet the net settlement provision characteristic of a derivative and as a result, did not apply the bifurcation requirements for such conversion options.

	c)	Revenue Recognition of Licenses

Pursuant to the license agreement for the Company’s lipid infusion technology (the “Technology”) (Note 9), the licensee acquired territorial licenses for an upfront fee. The Company is also required to provide support services in connection with the licensee’s use of the Technology over the term of the license. As the support services will not be sold on a stand-alone basis, the Company is unable to establish VSOE of their fair value to be able to allocate the proceeds objectively to such services and the license. Accordingly, the up-front fee is being recognized ratably over the term of the license, which is initially for two years.

d)	Value of Stock Options

The Company provides compensation benefits to its employees, directors, officers, and consultants, through a stock option plan. The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model. Expected volatility assumption used in the model is based on the historical volatility of the Company’s share price. The Company uses historical data to estimate the period of option exercises for use in the valuation model. The risk-free interest rate for the expected term of the option is based on the yields of government bonds. Changes in these assumptions, especially the share price volatility and the expected life determination could have a material impact on the Company’s profit and loss for the periods presented. All estimates used in the model are based on historical data which may not be representative of future results.